Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended	3 Months Ended	12 Months Ended			15 Months Ended	20 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Dec. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Statutory tax rate			31.50%	31.50%	31.70%
Minimum base erosion anti abuse tax			10.00%	6.25%
Beat threshold percentage			3.00%
Net increase (decrease) in total valuation allowance		¥ 154,201	¥ 176,721	¥ 152,129	¥ 3,894
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted, for which deferred income taxes have not been provided			1,317,603			¥ 1,317,603
Deferred tax liabilities not accounted for undistributed earnings			21,082			21,082
Operating loss carryforwards for tax purposes			413,494	439,206		413,494
Operating loss carryforwards for tax purposes with no expiration period			162,194			162,194
Tax credit carryforwards			117,471	125,327		117,471
Tax credit carryforwards with no expiration period			20,127			20,127
Interest expense recorded			(1,479)	1,053	474
Penalties recorded			218	876	(597)
Liabilities recorded for the payments of interest	¥ 9,735		9,309	10,788	9,735	9,309
Liabilities recorded for the payments of penalties	¥ 3,761		4,855	¥ 4,637	¥ 3,761	4,855
Maximum unrecognized tax benefits expected reduction within the next 12 months			1,639			¥ 1,639
Sony Music Entertainment (Japan) Inc
Income Taxes [Line Items]
Gain on sale of subsidiary stock			¥ 61,544
U.S. [Member]
Income Taxes [Line Items]
Statutory tax rate						21.00%	35.00%
Fiscal year ended March 31, 2018
Income Taxes [Line Items]
Percentage of the limitations on annual use of net operating loss carryforwards due to tax law changes								55.00%
Fiscal year beginning on or after April 1, 2018
Income Taxes [Line Items]
Percentage of the limitations on annual use of net operating loss carryforwards due to tax law changes			50.00%			50.00%
Fiscal year ended March 31, 2017 and onward
Income Taxes [Line Items]
Statutory tax rate	31.50%
Earliest Tax Year
Income Taxes [Line Items]
Total net operating loss carryforwards expiration date			Mar. 31, 2020
Tax credit carryforwards expiration date			Mar. 31, 2020
Earliest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations			2009
Earliest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations			2006
Earliest Tax Year | Us Tax Authority [Member]
Income Taxes [Line Items]
Tax years subject to examinations			2015
Latest Tax Year
Income Taxes [Line Items]
Total net operating loss carryforwards expiration date			Mar. 31, 2024
Tax credit carryforwards expiration date			Mar. 31, 2029
Latest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations			2018
Latest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations			2018
Latest Tax Year | Us Tax Authority [Member]
Income Taxes [Line Items]
Tax years subject to examinations			2018